Taxation (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Current and deferred portions of income tax expense
Current	$ 550,933	$ 1,744,005
Deferred	734	0
Income tax expense	$ 551,667	$ 1,744,005